DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of carrying value of derivative liabilities and the input used to estimate fair value
The following table outlines changes in derivative liabilities, which are measured at fair value with changes recognized in the statements of operations and comprehensive loss.

	SEPTEMBER 30, 2025		SEPTEMBER 30, 2024
	CURRENT	LONG-TERM	CURRENT	LONG-TERM
Top-up Rights	$28,821	$—	$—	$6,338
Secured Convertible Loan Agreement	11	—	368	—
Non-voting Class A preferred shares	—	—	4,771	—
Warrants	—	5,506	—	7,772
	$28,832	$5,506	$5,139	$14,110

Summary of fair value of warrants
The following inputs were used to estimate the fair value of the Warrants at September 30, 2025 and September 30, 2024:

	SEPTEMBER 30, 2025	SEPTEMBER 30, 2024
Risk free interest rate	2.47%	2.70%
Life of Warrants (years)	2.51	3.51
Market price of Common Shares	$2.82	$2.45
Expected future volatility of Common Shares	83.00%	123.00%
Fair value per Warrant	$1.24	$1.75
The following inputs were used to estimate the fair value of the Top-up Rights as at September 30, 2025, and September 30, 2024:

	SEPTEMBER 30, 2025
	STOCK OPTIONS	WARRANTS	PSUs	RSUs	TOP-UP OPTIONS
Average exercise price(1)	$1.20 - $45.08	$2.50	$—	$—	$1.20 - $2.23
Risk free interest rate	2.44% - 2.57%	2.50%	2.48%	2.46%	3.10%
Expected future volatility of Common Shares	60.00% - 70.00%	70.00%	70.00%	70.00%	40.00%
Expected life(1)	1.42 - 3.26	2.42	2.10	1.75	0.34
Forfeiture rate	10%	—%	25%	5%	—%

	SEPTEMBER 30, 2024
	STOCK OPTIONS	WARRANTS	PSUs	RSUs	TOP-UP OPTIONS
Average exercise price(1)	$1.20 - $45.08	$2.50	$—	$—	1.20 - 2.23
Risk free interest rate	2.78% - 2.89%	2.79%	2.83%	2.87%	3.10%
Expected future volatility of Common Shares	75.00% - 85.00%	75.00%	75.00%	75.00%	60.00%
Expected life(1)	2.14 - 4.40	0.12	5.92	5.18	1.41
Forfeiture rate	10%	—%	25%	6%	—%

(1)Exercise price and expected life for stock options were determined using the range of exercise prices disclosed in Note 14(iv).